As filed with the Securities and Exchange Commission on October 12, 1995


                                                    Registration No. 33-80784
                                                            File No. 811-8484

                   SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, DC 20549


                                  FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]


                       Pre-Effective Amendment No. ____


                        Post-Effective Amendment No. 4



      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]


                                Amendment No. 7

                        (Check appropriate box or boxes)


                           MENTOR INSTITUTIONAL TRUST
               (Exact name of registrant as specified in charter)

                                 P.O. Box 1357
                           Richmond, Virginia  23286
                    (Address of principal executive offices)

     Registrant's Telephone Number, Including Area Code: (804) 782-3647


                                Paul F. Costello
                                   President
                           Mentor Institutional Trust
                              901 East Byrd Street
                           Richmond, Virginia  23219
                    (Name and address of agent for service)

                                    Copy to

                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                            One International Place
                               Boston, MA  02110


             It is proposed that this filing will become effective
                            (check appropriate box)

[X]   immediately upon filing pursuant to paragraph (b)


[ ]   on (date) pursuant to paragraph (b)

[  ]  60 days after filing pursuant to paragraph (a)(1)

[  ]   on  (date) pursuant to paragraph (a)(1)


[ ]   75 days after filing pursuant to paragraph (a)(2)


[  ]   on (date) pursuant to paragraph (a)(2) of Rule 485

   If appropriate, check the following box:


[  ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, the Registrant has previously elected to register an indefinite number of shares. The $500 registration fee has previously been paid.


The Cross-Reference Sheet, Part A and Part B, and where noted Part C, of Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 33-80784) previously filed on July 24, 1995, is incorporated herein by reference.

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)         Financial Statements (Included in Parts A and B)

(b)  Exhibits

    (1)
       (A)   -  Agreement and Declaration of Trust. 1
       (B)   -  Amendment to Agreement and Declaration of Trust. 4
    (2)      -  Bylaws. 1
    (3)      -  Inapplicable.
    (4)
       (A) - Form of certificate representing shares of beneficial interest for each of the Portfolios. 1
       (B)   - Portions of Agreement and Declaration of Trust
               Relating to Shareholders' Rights. 1
       (C)   - Portions of Bylaws Relating to Shareholders' Rights. 1
    (5)

       (A) - Form of Management Contract (Mentor Intermediate Duration and Mentor Fixed-Income Portfolios). 1
       (B)   - Form of Management Contract (SNAP Fund). 5





       (C)   - Form of Administration Agreement. 1

    (6)(A)   - Form of Distribution Agreement. 2
    (6)(B)   - Form of Assignment of Distribution Agreement. 5
    (7)      - Inapplicable.
    (8)
       (A)   - Form of Custody Agreement. 1
       (B)   - Form of Custody Agreement (SNAP Fund). 5
       (C)   - Form of Transfer Agency and Services Agreement. 3
       (D)   - Form of Transfer Agency and Services Agreement (SNAP Fund). 5
    (9)      - Inapplicable.
   (10)      - Opinion of counsel, including  consent. 3

   (11)      - Consent of Independent  Accountants. 6

   (12)      - Inapplicable.

   (13)     -  Inapplicable.
   (14)     -  Inapplicable.
   (15)     -  Inapplicable.

   (16)     -  Inapplicable.
   (17)     -  Financial Data Schedules (Mentor Cash Management,
               Intermediate Duration, and Fixed Income Portfolio).  6

    1 Incorporated herein by reference to the Registrant's initial Registration Statement on Form N-1A under the Investment Company Act of 1940 filed on April 15, 1994.

    2 Incorporated herein by reference to Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on June 28, 1994.

    3 Incorporated herein by reference to Amendment No. 3 to the Registrant's Registration Statement on Form N-1A filed on November 18, 1994.


    4 Incorporated herein by reference to Amendment No. 4 to the Registrant's Registration Statement on Form N-1A filed on July 3, 1995.

    5 Incorporated herein by reference to Amendment No. 5 to the Registrant's Registration Statement on Form N-1A filed on July 24, 1995.


    6    Filed herewith.

Item 25. Persons Controlled by or Under Common Control with Registrant

         None.

Item 26. Number of Record Holders of Securities

     The following table shows the number of holders of record of shares of beneficial interest of each series of shares of beneficial interest of Mentor Institutional Trust as of October 10, 1995.

                                             Number of Record
                    Series                         Holders

               Mentor Cash Management Portfolio            49
               SNAP Fund                              369,024
               Mentor Intermediate Duration Portfolio      11
               Mentor Fixed-Income Portfolio              191

Item 27.  Indemnification



      The information required by this item is incorporated herein by reference from the Registrant's initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-8484).


Item 28. Business and Other Connections of Investment Adviser


     (a) The following is additional information with respect to the directors and officers of Commonwealth Investment Counsel, Inc.:

                                                     Other Substantial
                                                    Business, Profession,
                       Position with               Vocation or Employment
     Name           Investment Adviser        during the past two fiscal years

John G. Davenport          President;              None
                           Director

William F.                 Senior Vice             None
Johnston, III              President

P. Michael Jones           Senior Vice             None
                           President

R. Preston Nuttall         Senior Vice             Formerly, Senior Vice
                           President               President, Capitoline
                                                   Investment Services, 919
                                                   East Main Street,
                                                   Richmond, VA 23219

Mary A. Beeghly            Vice President          None

John J. Kelly              Vice President          None

William H. West,           Vice President          Vice President, Mentor
Jr.                                                Income Fund, Inc., 901
                                                   East Byrd Street,
                                                   Richmond, VA 23219;
                                                   formerly, Vice President
                                                   of Ryland Capital
                                                   Management, Inc., 11000
                                                   Broken Land Parkway,
                                                   Columbia, MD 21044;
                                                   formerly, Vice President,
                                                   RAC Income Fund, Inc.,
                                                   11000 Broken Land
                                                   Parkway, Columbia, MD
                                                   21044

Steven C. Henderson       Vice President           None


Stephen R. McClelland     Associate Vice           Formerly, Associate Vice
                          President                President, Mentor Investment
                                                   Group, Inc., 901 East
                                                   Byrd Street, Richmond, VA
                                                   23219

Thomas Lee Souders        Treasurer                Managing Director and
                                                   Chief Financial Officer,
                                                   Wheat, First Securities,
                                                   Inc., 901 East Byrd
                                                   Street, Richmond, VA
                                                   23219; Trustee, Mentor
                                                   Series Trust, 901 East
                                                   Byrd Street, Richmond, VA
                                                   23219; formerly, Manager
                                                   of Internal Audit,
                                                   Heilig-Myers; formerly,
                                                   Manager, Peat Marwick &
                                                   Mitchell & Company

John Michael Ivan         Secretary                Managing  Director, Senior
                                                   Vice President and
                                                   Assistant General
                                                   Counsel, Wheat, First
                                                   Securities, Inc., 901
                                                   East Byrd Street,
                                                   Richmond, VA 23219;
                                                   Managing Director and
                                                   Assistant Secretary,
                                                   Wheat First Butcher
                                                   Singer, Inc. (formerly
                                                   WFS Financial
                                                   Corporation), 901 East
                                                   Byrd Street, Richmond, VA
                                                   23219; Clerk, Cash
                                                   Resource Trust, 901 East
                                                   Byrd Street, Richmond, VA
                                                   23219; Secretary, The
                                                   Mentor Funds, 901 East
                                                   Byrd Street, Richmond, VA
                                                   23219

     (b) The following is additional information with respect to Mentor Perpetual Advisors, L.L.C.:


                                                    Other Substantial
                                                  Business, Profession,
                       Position with             Vocation or Employment
     Name           Investment Adviser       during the past two fiscal years

Scott A. McGlashan     President                  Director, Perpetual
                                                  Portfolio Management
                                                  Limited



Martyn Arbib           Director                   Chairman, Perpetual
                                                  Portfolio Management
                                                  Limited

Roger C. Cornick       Director                   Deputy Chairman -
                                                  Marketing, Perpetual
                                                  Portfolio Management
                                                  Limited

Paul F. Costello       Director                   Managing Director, Mentor
                                                  Investment Group, Inc.
                                                  and Managing Director,
                                                  Wheat First Butcher
                                                  Singer, Inc.

Daniel J. Ludeman      Director                   Chairman and Chief
                                                  Executive Officer, Mentor
                                                  Investment Group;
                                                  Managing Director, Wheat
                                                  First Securities, Inc.;
                                                  Managing Director, Wheat
                                                  First Butcher Singer,
                                                  Inc.

David S. Mossop        Director                   Director, Perpetual
                                                  Portfolio Management
                                                  Limited

Richard J. Rossi       Director                   Managing Director, Mentor
                                                  Investment Group, Inc.


Item 29. Principal Underwriters

     (a) Mentor Distributors, Inc. currently is acting as principal underwriter for The Mentor Funds and Cash Resource Trust.

     (b) The following is information concerning officers and directors of Mentor Distributors, Inc.

NAME AND PRINCIPAL              POSITION AND OFFICES         POSITIONS AND
 BUSINESS ADDRESS                 WITH UNDERWRITERS     OFFICES WITH REGISTRANT

Peter J. Quinn, Jr.              President and                 --
901 East Byrd Street             Director, Mentor
Richmond, VA  23219              Distributors, Inc.

Paul F. Costello                 Senior Vice President,    President
901 East Byrd Street             Mentor Distributors,
Richmond, VA  23219              Inc.

Thomas Lee Souders               Treasurer, Mentor             --
901 East Byrd Street             Distributors, Inc.
Richmond, VA  23219

John Mark Harris                 Secretary, Mentor              --
901 East Byrd Street             Distributors, Inc.
Richmond, VA  23219

John Michael Ivan                Assistant Secretary,      Secretary
901 East Byrd Street             Mentor Distributors,
Richmond, VA  23219              Inc.


     (c) Registrant has no principal underwriter who is not an affiliate of the Registrant.

Item 30.    Location of Accounts and Records

            Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Secretary, John M. Ivan, Registrant's custodians, Investors Fiduciary Trust Company ("IFTC") (all Portfolios other than SNAP Fund), and Central Fidelity National Bank (SNAP Fund only), and Registrant's transfer agents, The Shareholder Services Group, Inc. ("TSSG") (all Portfolios other than SNAP Fund), and Central Fidelity National Bank (SNAP Fund only). The address of the Secretary is 901 East Byrd Street, Richmond, Virginia, 23219. The address of TSSG is P.O. Box 9653, Providence, Rhode Island 02940-9653. The address of IFTC is 127 West 10th Street, Kansas City, Missouri, 64105. The address of Central Fidelity National Bank is 1021 East Cary Street, P.O. Box 27602, Richmond, Virginia 23261.

Item 31.    Management Services

            None.

Item 32.    Undertakings

(a) The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request are without charge.

(b)   Inapplicable.

(c)   Inapplicable.

(d) The undersigned Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding voting securities and in connection with such meeting to comply with the provisions of
      Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                   NOTICE

            A copy of the Agreement and Declaration of Trust of Mentor Institutional Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                 SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on behalf of the undersigned, thereunto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on this 10th day of October, 1995.


                                    MENTOR INSTITUTIONAL TRUST



                                    By: /s/ Paul F. Costello

                                        Paul F. Costello
                                        Title:  President



            Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the dates indicated.


SIGNATURE                       TITLE                 DATE


Arnold H. Dreyfuss             Trustee


                               Trustee
Thomas F. Keller

        *                      Trustee            October 10, 1995

Daniel J. Ludeman


        *                      Trustee            October 10, 1995

Louis W. Moelchert, Jr.

        *                      Trustee            October 10, 1995

Stanley F. Pauley


        *                      Trustee            October 10, 1995

Troy A. Peery, Jr.


/s/ Paul F. Costello           President          October 10, 1995

Paul F. Costello               (Principal
                               Executive Officer)


/s/ Terry L. Perkins           Treasurer          October 10, 1995

Terry L. Perkins               (Principal
                               Financial and
                               Accounting Officer)

*By /s/ Paul F. Costello                          October 10, 1995

    Paul F. Costello
    Attorney-in-Fact

                              Exhibit Index



11   Consent of Independent Accountants


27a  Financial Data Schedule - Mentor Cash Management Portfolio.
27b Financial Data Schedule - Mentor Intermediate Duration Portfolio 27c Financial Data Schedule - Mentor Fixed-Income Portfolio